Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of convertible debentures
Convertible Debentures $

Balance, January 31, 2021	500,000
Repayment (Note 7(a))	(250,000)
Debt modifications (Note 7(a))	(56,264)
Accretion and interest	44,144

Balance, January 31, 2022	237,880
Debt modification (Note 7(a))	197,205
Accretion and interest	50,247
Conversion to common shares (Note 12(b))	(485,332)

Balance, January 31, 2023	–
Proceeds from issuances of convertible debentures (Notes 7(b) and 15)	300,000
Transfer of conversion component to equity	(60,385)
Accretion and interest	5,619

Balance, January 31, 2024	245,234